N-4	May 01, 2023
Prospectus:
Document Type	497
Entity Registrant Name	PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT
Entity Central Index Key	0001021330
Entity Investment Company Type	N-4
Document Period End Date	May 04, 2023
Amendment Flag	false
C000005702 [Member]
Prospectus:
Portfolio Company Name [Text Block]	PSF Small-Cap Value Portfolio - Class I